Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q2
Trading Symbol	NVGS
Entity Registrant Name	Navigator Holdings Ltd.
Entity Central Index Key	0001581804
Current Fiscal Year End Date	--12-31